PROPERTY AND EQUIPMENT (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property and equipment cost, beginning	$ 57,037,000	$ 46,982,000	$ 5,031,000
Additions	1,155,000	6,851,000	20,511,000
Business acquisitions	15,942,000		25,000
IFRS 16 Adoption			23,594
Lease Option Reassessment		7,310
Disposals	0	(4,106,000)	(2,179,000)
Property and equipment cost, ending	74,134	57,037	46,982
Accumulated depreciation, beginning	(7,794,000)	(4,011,000)	(969,000)
Depreciation	(1,844,000)	(3,848,000)	(3,854,000)
Accumulated depreciation, Disposals		65	812
Accumulated depreciation, ending	(9,638,000)	(7,794,000)	(4,011,000)
Net book value	64,496,000	49,243,000	42,972,000	$ 4,063,000
Land and Buildings
Property and equipment cost, beginning	0	4,098,000	0
Additions	0	8,000	4,098,000
Business acquisitions	14,529,000	14,529,000	0
IFRS 16 Adoption			0
Lease Option Reassessment		0
Disposals	0	(4,106,000)
Property and equipment cost, ending	14,529	0	4,098
Accumulated depreciation, beginning		(8,000)	0
Depreciation	0	(57,000)	(8,000)
Accumulated depreciation, Disposals		65	0
Accumulated depreciation, ending	0	0	(8,000)
Net book value	14,529,000	0	4,090,000	0
Leasehold Improvements
Property and equipment cost, beginning	10,799,000	4,275,000	1,509,000
Additions	73,000	1,937,000	2,766,000
Business acquisitions	0		0
IFRS 16 Adoption			0
Lease Option Reassessment		0
Disposals	0	4,587,000	0
Property and equipment cost, ending	10,872	10,799	4,275
Accumulated depreciation, beginning	(634,000)	(422,000)	(260,000)
Depreciation	(167,000)	(212,000)	(186,000)
Accumulated depreciation, Disposals		0	24
Accumulated depreciation, ending	(801,000)	(634,000)	(422,000)
Net book value	10,071,000	10,165,000	3,853,000	1,249,000
Furniture and Fixtures
Property and equipment cost, beginning	50,000	49,000	49,000
Additions	0	1,000	0
Business acquisitions	0		0
IFRS 16 Adoption			0
Lease Option Reassessment		0
Disposals	0	0	0
Property and equipment cost, ending	50	50	49
Accumulated depreciation, beginning	(47,000)	(46,000)	(44,000)
Depreciation	(1,000)	1,000	3,000
Accumulated depreciation, Disposals		0	0
Accumulated depreciation, ending	(48,000)	(47,000)	(46,000)
Net book value	2,000	3,000	3,000	5,000
Equipment [Member]
Property and equipment cost, beginning	1,276,000	1,100,000	2,062,000
Additions	268,000	154,000	1,192,000
Business acquisitions	1,413,000		25,000
IFRS 16 Adoption		0	0
Lease Option Reassessment		0
Disposals	0	22,000	(2,179,000)
Property and equipment cost, ending	2,957	1,276	1,100
Accumulated depreciation, beginning	(427,000)	(261,000)	(570,000)
Depreciation	(72,000)	166,000	478,000
Accumulated depreciation, Disposals		0	786
Accumulated depreciation, ending	(499,000)	(427,000)	(261,000)
Net book value	2,458,000	849,000	839,000	1,492,000
Vehicles [Member]
Property and equipment cost, beginning	854,000	813,000	516,000
Additions	0	41,000	297,000
Business acquisitions	0		0
IFRS 16 Adoption			0
Lease Option Reassessment		0
Disposals	0	0	0
Property and equipment cost, ending	854	854	813
Accumulated depreciation, beginning	(411,000)	(249,000)	(95,000)
Depreciation	(77,000)	162,000	155,000
Accumulated depreciation, Disposals		0	2
Accumulated depreciation, ending	(488,000)	(411,000)	(249,000)
Net book value	366,000	443,000	565,000	421,000
Construction in Process
Property and equipment cost, beginning	2,528,000	2,533,000	895,000
Additions	814,000	4,604,000	1,638,000
Business acquisitions	0		0
IFRS 16 Adoption			0
Lease Option Reassessment		0
Disposals	0	(4,609,000)	0
Property and equipment cost, ending	3,342	2,528	2,533
Accumulated depreciation, beginning	0	0	0
Depreciation	0	0	0
Accumulated depreciation, Disposals		0	0
Accumulated depreciation, ending	0	0	0
Net book value	3,342,000	2,528,000	2,533,000	895,000
Right of Use Assets
Property and equipment cost, beginning	41,530,000	34,114,000	0
Additions	0	106,000	10,520,000
Business acquisitions	0		0
IFRS 16 Adoption			23,594
Lease Option Reassessment		7,310
Disposals	0	0	0
Property and equipment cost, ending	41,530	41,530	34,114
Accumulated depreciation, beginning	(6,275,000)	(3,025,000)	0
Depreciation	(1,527,000)	3,025,000	3,025,000
Accumulated depreciation, Disposals		(3,250)	0
Accumulated depreciation, ending	(7,802,000)	(6,275,000)	(3,025,000)
Net book value	$ 33,728,000	$ 35,255,000	$ 31,089,000	$ 0